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T. Rowe Price Institutional Equity Funds, Inc.
   T. Rowe Price Institutional Large-Cap Growth Fund

 Supplement to prospectus dated May 1, 2002 revised to May 22, 2002
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 The first paragraph under the heading, "What is the fund's principal investment strategy?" on page 1 of the prospectus is amended to correct the reference to the median market cap of the Russell 1000 Growth Index. The figure should be
 3.56 billion as of December 31, 2001.
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 The date of this supplement is July 31, 2002.
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